Vanguard Global Bond Index Portfolio

Schedule of Investments (unaudited)
As of March 31, 2019

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Bond Fund (70.0%)
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio	11,623,924	134,489

International Bond Fund (30.0%)
Vanguard Total International Bond Index Fund Admiral Shares	2,587,031	57,665
Total Investment Companies (Cost $191,181)		192,154
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 2.554% (Cost $166)	1,661	166
Total Investments (100.1%) (Cost $191,347)		192,320
Other Assets and Liabilities-Net (-0.1%)		(231)
Net Assets (100.0%)		192,089
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At March 31, 2019, 100% of the market value of the portfolio's investments was determined based on
Level 1 inputs.

Global Bond Index Portfolio

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
			Proceeds					March 31,
	Dec. 31, 2018		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	1	NA1	NA1	—	—	1	—	166
Vanguard Total
International Bond
Index Fund	48,815	8,448	1,054	13	1,443	148	—	57,665
Vanguard Variable
Insurance Fund—
Total Bond Market
Index Portfolio	114,099	21,757	1,639	52	220	3,435	—	134,489
Total	162,915	30,205	2,693	65	1,663	3,584	—	192,320

 1 Not applicable—purchases and sales are for temporary cash investment purposes.